33. FINANCIAL RESULTS (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Results Details 2Abstract
Investment income	$ 708,919	$ 377,695	$ 186,571
Other finance income	215,147	192,836	784,080
Total	$ 924,066	$ 570,531	$ 970,651